Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000005476
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%		12.31%	17.04%
Without Sales Load [Member] | C000012105
Average Annual Return [Line Items]
Average Annual Return, Percent	16.01%		12.02%	16.73%
Without Sales Load [Member] | C000166319
Average Annual Return [Line Items]
Average Annual Return, Percent	16.48%		12.46%	17.20%
Without Sales Load [Member] | C000256316
Average Annual Return [Line Items]
Average Annual Return, Percent		17.69%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%	14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%	14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%	14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.89%